Note 7 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Carrying Value And Fair Value Assets Line Items
Assets	€ 697,626	€ 676,689
Cash cash balances at central banks and other demand deposits [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	44,565	58,196
Financial Assets at fair value	44,565	58,196
Financial Assets Held For Trading [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	105,369	90,117
Financial Assets at fair value	105,369	90,117
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	4,918	5,135
Financial Assets at fair value	4,918	5,135
Financial assets designated at fair value through profit or loss [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	1,403	1,313
Financial Assets at fair value	1,403	1,313
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	63,364	56,337
Financial Assets at fair value	63,364	56,337
Financial Assets At Amortised Cost Member
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	430,930	419,660
Financial Assets at fair value	431,066	419,857
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Assets Line Items
Financial Assets At Carrying Amount	3,105	2,892
Financial Assets at fair value	€ 3,105	€ 2,892